Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series E	Preferred Stock Series F	Preferred Stock Series G	Preferred Stock Series H	Preferred Stock Series I	Stock in Subsidiaries	Common Stock	Treasury Stock	Additional Paid In Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Total
Beginning balance at Dec. 31, 2022							$ 78	$ (78,456)	$ 134,609,584	$ (146,142,373)	$ (751,849)	$ (140,183)	$ (12,503,199)
Beginning balance (in Shares) at Dec. 31, 2022	450						78,125
Beginning balance (in Shares) at Dec. 31, 2022								(187,000,000)
Shares issued for exercise of warrants							$ 42		1,047,769				1,047,811
Shares issued for exercise of warrants (in Shares)							42,016
Shares issued with notes payable							$ 19		191,787				191,806
Shares issued with notes payable (in Shares)							19,250
Stock based compensation							$ 117		20,164,950				20,165,067
Stock based compensation (in Shares)							117,011
Cash received for stock							$ 85		1,741,699				1,741,784
Cash received for stock (in Shares)							85,093
Shares issued for minority interest							$ 6		(1,389,118)		1,389,112
Shares issued for minority interest (in Shares)							6,223
Deemed Dividend							$ 6		32,554,404	(32,554,410)
Deemed Dividend (in Shares)							5,459
Stock Compensation Liability									(449,376)				(449,376)
Fair value allocation of warrants issued with debt									265,268				265,268
Foreign currency translation adjustments												(33,960)	(33,960)
Common stock issued upon conversion of notes payable							$ 80		1,989,783				1,989,863
Common stock issued upon conversion of notes payable (in Shares)							79,804
Common stock issued for settlement of accounts payable							$ 14		231,989				232,003
Common stock issued for settlement of accounts payable (in Shares)							13,757
Shares issued as consideration for note extension							$ 61		497,189				497,250
Shares issued as consideration for note extension (in Shares)							60,659
Sale of noncontrolling interest in Flyte, Inc. and OG Collection Inc.											250,000		250,000
Net loss										(38,959,093)	(35,435)		(38,994,528)
Ending balance at Dec. 31, 2023							$ 508	$ (78,456)	191,455,928	(217,655,876)	851,828	(174,143)	$ (25,600,211)
Ending balance (in Shares) at Dec. 31, 2023	450						507,397
Ending balance (in Shares) at Dec. 31, 2023								(187,000,000)					186
Stock based compensation							$ 91		2,864,183				$ 2,864,274
Stock based compensation (in Shares)							91,346
Cash received for stock							$ 51		161,549				161,600
Cash received for stock (in Shares)							50,980
Common stock issued upon conversion of notes payable							$ 42		222,297				222,339
Common stock issued upon conversion of notes payable (in Shares)							42,368
Shares issued for settlement of liabilities							$ 1,183		2,290,341				2,291,524
Shares issued for settlement of liabilities (in Shares)							1,182,279
Conversion of notes and warrants to Preferred Series F Stock		$ 8							3,233,698				3,233,706
Conversion of notes and warrants to Preferred Series F Stock (in Shares)		7,863
Shares issued for conversion of preferred to common		$ (5)					$ 903		(898)
Shares issued for conversion of preferred to common (in Shares)		(4,515)					903,000
Common stock issued for financing fees							$ 21		66,390				66,411
Common stock issued for financing fees (in Shares)							20,500
Reverse split rounding							$ 4		12,080	(12,084)
Reverse split rounding (in Shares)							3,554
Net loss										206	(9,759,534)		(9,759,328)
Ending balance at Jun. 30, 2024		$ 3					$ 2,803	$ (78,456)	200,305,568	(217,667,754)	(8,907,706)	(174,143)	(26,519,685)
Ending balance (in Shares) at Jun. 30, 2024	450	3,348					2,801,424
Ending balance (in Shares) at Jun. 30, 2024								(187,000,000)
Beginning balance at Dec. 31, 2023							$ 508	$ (78,456)	191,455,928	(217,655,876)	851,828	(174,143)	$ (25,600,211)
Beginning balance (in Shares) at Dec. 31, 2023	450						507,397
Beginning balance (in Shares) at Dec. 31, 2023								(187,000,000)					186
Stock based compensation							$ 390		4,132,462				$ 4,132,852
Stock based compensation (in Shares)			134				389,510
Cash received for stock							$ 178		221,422				221,600
Cash received for stock (in Shares)							177,646
Cash received for preferred stock									210,000				210,000
Cash received for preferred stock (in Shares)			284
Shares issued as part of acquisition of consolidated subsidiaries							$ 35		108,965				109,000
Shares issued as part of acquisition of consolidated subsidiaries (in Shares)							35,000
Shares issued for acquisition of marketable securities							$ 78		67,563				67,641
Shares issued for acquisition of marketable securities (in Shares)							78,078
Shares issued for minority interest							$ 333		333,000				333,333
Shares issued for minority interest (in Shares)							333,333
Deemed Dividend									33,017,888	(33,017,888)
Fair value allocation of warrants issued with debt									356,796				356,796
Foreign currency translation adjustments												(123,574)	(123,574)
Preferred stock issued upon conversion of notes payable		$ 8	$ 1						3,589,002				3,589,011
Preferred stock issued upon conversion of notes payable (in Shares)		7,863	692
Common stock issued upon conversion of notes payable							$ 1,299		1,375,951				1,377,250
Common stock issued upon conversion of notes payable (in Shares)							1,299,332
Common stock issued for settlement of accounts payable			$ 1	$ 4			$ 808		4,224,269				4,225,082
Common stock issued for settlement of accounts payable (in Shares)			975	3,798			808,110
Stock based compensation in consolidated subsidiaries						$ 378					5,309,487		5,309,865
Stock based compensation in consolidated subsidiaries (in Shares)						377,937
Shares issued for conversion of preferred to common		$ (5)					$ 949		(944)
Shares issued for conversion of preferred to common (in Shares)		(4,745)					949,000
Common stock issued for financing fees							$ 33		78,223				78,256
Common stock issued for financing fees (in Shares)							33,021
Reverse split rounding							$ 4		12,080	(12,084)
Reverse split rounding (in Shares)							3,554
Net loss										(2,114,952)	(2,555,059)		(4,670,011)
Ending balance at Dec. 31, 2024		$ 3	$ 2	$ 4		$ 378	$ 4,615	$ (78,456)	239,182,605	(252,800,800)	3,606,256	(297,717)	$ (10,383,109)
Ending balance (in Shares) at Dec. 31, 2024	450	3,118	2,085	3,798		377,937	4,613,981
Ending balance (in Shares) at Dec. 31, 2024								(187,000,000)					186
Shares issued for exercise of warrants							$ 4,698		(2,698)				$ 2,000
Shares issued for exercise of warrants (in Shares)							4,698,400
Stock based compensation					$ 15		$ 643		3,309,526				3,310,184
Stock based compensation (in Shares)			267		14,812		642,477
Cash received for stock			$ 2				$ 276		1,506,862				1,507,140
Cash received for stock (in Shares)			1,657				276,140
Shares issued as part of acquisition of consolidated subsidiaries			$ 9				$ 1,056		14,071,248				14,072,313
Shares issued as part of acquisition of consolidated subsidiaries (in Shares)			9,475				1,056,140
Shares issued for acquisition of marketable securities							$ 50		16,207				16,257
Shares issued for acquisition of marketable securities (in Shares)							50,176
Shares issued for minority interest					$ 23				839,477				839,500
Shares issued for minority interest (in Shares)					23,000
Deemed Dividend									1,363,254	(1,363,254)
Fair value allocation of warrants issued with debt									12,047				12,047
Foreign currency translation adjustments												(358)	(358)
Shares issued for settlement of liabilities			$ 1				$ 387		328,739				329,127
Shares issued for settlement of liabilities (in Shares)			640				386,925
Stock issued for prepaid services									21,876				21,876
Shares issued for conversion of preferred to common		$ (1)					$ 167		(166)
Shares issued for conversion of preferred to common (in Shares)		(835)					167,000
Common stock issued for financing fees							$ 2		2,120				2,122
Common stock issued for financing fees (in Shares)							1,768
Sale of noncontrolling interest in Flyte, Inc. and OG Collection Inc.											100,000		100,000
Net loss										(3,342,606)	(169,550)		(3,512,156)
Ending balance at Jun. 30, 2025		$ 2	$ 14	$ 4	$ 38	$ 378	$ 11,894	$ (78,456)	$ 260,651,097	$ (257,506,660)	$ 3,536,706	$ (298,075)	$ 6,316,942
Ending balance (in Shares) at Jun. 30, 2025	450	2,283	14,124	3,798	37,812	377,937	11,893,007
Ending balance (in Shares) at Jun. 30, 2025								(187,000,000)					186